Offerings	Jul. 25, 2025
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share
Offering Note	Represents securities that may be offered and sold from time to time in one or more offerings by Starbucks Corporation (the “Registrant”). Separate consideration may or may not be received for securities that are issuable on conversion, exercise or exchange of other securities or that are issued in units. Any securities registered hereunder may be sold separately or as units with other securities registered hereunder. The Registrant hereby states, in response to Instruction 2.A.iii.c of the “Instructions to the Calculation of Filing Fee Tables and Related Disclosure” of Form S-3, that it elects to rely on Securities Act Rules 456(b) and 457(r) to defer payment of all registration fees. In connection with the securities offered hereby, the Registrant will pay “pay-as-you-go registration fees” in accordance with Securities Act Rule 456(b). The Registrant will calculate the registration fee applicable to an offer of securities pursuant to this Registration Statement based on the fee payment rate in effect on the date of such fee payment. An unspecified aggregate initial offering price and number of securities of each identified class is being registered and may from time to time be offered at unspecified prices.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Preferred Stock, par value $0.001 per share
Offering Note	Represents securities that may be offered and sold from time to time in one or more offerings by Starbucks Corporation (the “Registrant”). Separate consideration may or may not be received for securities that are issuable on conversion, exercise or exchange of other securities or that are issued in units. Any securities registered hereunder may be sold separately or as units with other securities registered hereunder. The Registrant hereby states, in response to Instruction 2.A.iii.c of the “Instructions to the Calculation of Filing Fee Tables and Related Disclosure” of Form S-3, that it elects to rely on Securities Act Rules 456(b) and 457(r) to defer payment of all registration fees. In connection with the securities offered hereby, the Registrant will pay “pay-as-you-go registration fees” in accordance with Securities Act Rule 456(b). The Registrant will calculate the registration fee applicable to an offer of securities pursuant to this Registration Statement based on the fee payment rate in effect on the date of such fee payment. An unspecified aggregate initial offering price and number of securities of each identified class is being registered and may from time to time be offered at unspecified prices.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Warrants
Offering Note	Represents securities that may be offered and sold from time to time in one or more offerings by Starbucks Corporation (the “Registrant”). Separate consideration may or may not be received for securities that are issuable on conversion, exercise or exchange of other securities or that are issued in units. Any securities registered hereunder may be sold separately or as units with other securities registered hereunder. The Registrant hereby states, in response to Instruction 2.A.iii.c of the “Instructions to the Calculation of Filing Fee Tables and Related Disclosure” of Form S-3, that it elects to rely on Securities Act Rules 456(b) and 457(r) to defer payment of all registration fees. In connection with the securities offered hereby, the Registrant will pay “pay-as-you-go registration fees” in accordance with Securities Act Rule 456(b). The Registrant will calculate the registration fee applicable to an offer of securities pursuant to this Registration Statement based on the fee payment rate in effect on the date of such fee payment. An unspecified aggregate initial offering price and number of securities of each identified class is being registered and may from time to time be offered at unspecified prices.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities
Offering Note	Represents securities that may be offered and sold from time to time in one or more offerings by Starbucks Corporation (the “Registrant”). Separate consideration may or may not be received for securities that are issuable on conversion, exercise or exchange of other securities or that are issued in units. Any securities registered hereunder may be sold separately or as units with other securities registered hereunder. The Registrant hereby states, in response to Instruction 2.A.iii.c of the “Instructions to the Calculation of Filing Fee Tables and Related Disclosure” of Form S-3, that it elects to rely on Securities Act Rules 456(b) and 457(r) to defer payment of all registration fees. In connection with the securities offered hereby, the Registrant will pay “pay-as-you-go registration fees” in accordance with Securities Act Rule 456(b). The Registrant will calculate the registration fee applicable to an offer of securities pursuant to this Registration Statement based on the fee payment rate in effect on the date of such fee payment. An unspecified aggregate initial offering price and number of securities of each identified class is being registered and may from time to time be offered at unspecified prices.
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt Convertible into Equity
Security Class Title	Debt Securities
Offering Note	Represents securities that may be offered and sold from time to time in one or more offerings by Starbucks Corporation (the “Registrant”). Separate consideration may or may not be received for securities that are issuable on conversion, exercise or exchange of other securities or that are issued in units. Any securities registered hereunder may be sold separately or as units with other securities registered hereunder. The Registrant hereby states, in response to Instruction 2.A.iii.c of the “Instructions to the Calculation of Filing Fee Tables and Related Disclosure” of Form S-3, that it elects to rely on Securities Act Rules 456(b) and 457(r) to defer payment of all registration fees. In connection with the securities offered hereby, the Registrant will pay “pay-as-you-go registration fees” in accordance with Securities Act Rule 456(b). The Registrant will calculate the registration fee applicable to an offer of securities pursuant to this Registration Statement based on the fee payment rate in effect on the date of such fee payment. An unspecified aggregate initial offering price and number of securities of each identified class is being registered and may from time to time be offered at unspecified prices.
Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Non-Convertible Debt
Security Class Title	Debt Securities
Offering Note	Represents securities that may be offered and sold from time to time in one or more offerings by Starbucks Corporation (the “Registrant”). Separate consideration may or may not be received for securities that are issuable on conversion, exercise or exchange of other securities or that are issued in units. Any securities registered hereunder may be sold separately or as units with other securities registered hereunder. The Registrant hereby states, in response to Instruction 2.A.iii.c of the “Instructions to the Calculation of Filing Fee Tables and Related Disclosure” of Form S-3, that it elects to rely on Securities Act Rules 456(b) and 457(r) to defer payment of all registration fees. In connection with the securities offered hereby, the Registrant will pay “pay-as-you-go registration fees” in accordance with Securities Act Rule 456(b). The Registrant will calculate the registration fee applicable to an offer of securities pursuant to this Registration Statement based on the fee payment rate in effect on the date of such fee payment. An unspecified aggregate initial offering price and number of securities of each identified class is being registered and may from time to time be offered at unspecified prices.
Offering: 7
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Purchase Contracts
Offering Note	Represents securities that may be offered and sold from time to time in one or more offerings by Starbucks Corporation (the “Registrant”). Separate consideration may or may not be received for securities that are issuable on conversion, exercise or exchange of other securities or that are issued in units. Any securities registered hereunder may be sold separately or as units with other securities registered hereunder. The Registrant hereby states, in response to Instruction 2.A.iii.c of the “Instructions to the Calculation of Filing Fee Tables and Related Disclosure” of Form S-3, that it elects to rely on Securities Act Rules 456(b) and 457(r) to defer payment of all registration fees. In connection with the securities offered hereby, the Registrant will pay “pay-as-you-go registration fees” in accordance with Securities Act Rule 456(b). The Registrant will calculate the registration fee applicable to an offer of securities pursuant to this Registration Statement based on the fee payment rate in effect on the date of such fee payment. An unspecified aggregate initial offering price and number of securities of each identified class is being registered and may from time to time be offered at unspecified prices.
Offering: 8
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Units
Offering Note	Represents securities that may be offered and sold from time to time in one or more offerings by Starbucks Corporation (the “Registrant”). Separate consideration may or may not be received for securities that are issuable on conversion, exercise or exchange of other securities or that are issued in units. Any securities registered hereunder may be sold separately or as units with other securities registered hereunder. The Registrant hereby states, in response to Instruction 2.A.iii.c of the “Instructions to the Calculation of Filing Fee Tables and Related Disclosure” of Form S-3, that it elects to rely on Securities Act Rules 456(b) and 457(r) to defer payment of all registration fees. In connection with the securities offered hereby, the Registrant will pay “pay-as-you-go registration fees” in accordance with Securities Act Rule 456(b). The Registrant will calculate the registration fee applicable to an offer of securities pursuant to this Registration Statement based on the fee payment rate in effect on the date of such fee payment. An unspecified aggregate initial offering price and number of securities of each identified class is being registered and may from time to time be offered at unspecified prices.
Offering: 9
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Subscription Rights
Offering Note	Represents securities that may be offered and sold from time to time in one or more offerings by Starbucks Corporation (the “Registrant”). Separate consideration may or may not be received for securities that are issuable on conversion, exercise or exchange of other securities or that are issued in units. Any securities registered hereunder may be sold separately or as units with other securities registered hereunder. The Registrant hereby states, in response to Instruction 2.A.iii.c of the “Instructions to the Calculation of Filing Fee Tables and Related Disclosure” of Form S-3, that it elects to rely on Securities Act Rules 456(b) and 457(r) to defer payment of all registration fees. In connection with the securities offered hereby, the Registrant will pay “pay-as-you-go registration fees” in accordance with Securities Act Rule 456(b). The Registrant will calculate the registration fee applicable to an offer of securities pursuant to this Registration Statement based on the fee payment rate in effect on the date of such fee payment. An unspecified aggregate initial offering price and number of securities of each identified class is being registered and may from time to time be offered at unspecified prices.